Note 37 - Other operating income and expenses - Other Operating Income Explanatory (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other Operating Income and Expenses
Financial income from non-financial services	€ 115,000,000	€ 129,000,000
Hiperinflation Adjustments	39,000,000	63,000,000
Rest of other operating income	76,000,000	145,000,000
Total Other operating income (Income Statement)	€ 230,000,000	€ 337,000,000